OTHER NONCURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-CURRENT ASSETS
Other non-current assets	$ 501,750	$ 516,296	[1]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination